Schedule I Statements of Income and Comprehensive Income (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (487,234)	$ (70,176)	¥ (456,001)	¥ (396,692)
Interest income	6,931	998	57,234	82,251
Equity in earnings of subsidiaries	147,698	21,273	214,422	159,720
Net income	157,047	22,618	210,086	161,760
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	2,177	314	6,153	6,008
Changes in fair value of short term investments	632	91
Share of other comprehensive income (loss) of affiliates, net of tax	(37,911)	(5,460)	37,567
Comprehensive income attributable to the Company's shareholders	121,945	17,563	253,806	167,768
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(9,938)	(1,433)	(19,839)	(31,191)
Interest income	8,271	1,191	15,913	12,464
Equity in earnings of subsidiaries	158,714	22,860	214,012	180,487
Net income	157,047	22,618	210,086	161,760
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	2,177	314	6,153	6,008
Changes in fair value of short term investments	632	91
Share of other comprehensive income (loss) of affiliates, net of tax	(37,911)	(5,460)	37,567
Comprehensive income attributable to the Company's shareholders	¥ 121,945	$ 17,563	¥ 253,806	¥ 167,768